Derivative Instruments - Summary of Notional Amounts (Parenthetical) (Detail) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Over the counter derivative not centrally cleared with two way collateral posting arrangements	$ 1,984.6	$ 1,596.7
Over the counter derivative not centrally cleared with one way collateral posting arrangements	44.9	94.2
Over the counter derivative Not centrally cleared without way collateral posting arrangements	$ 88.3	$ 184.8